Lease(Table)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [Abstract]
The Amounts Recognized In The Consolidated Statement Of Financial Position

Amounts recognized in the consolidated statements of financial position related to lease as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Right-of-use property and equipment*
Real estate	￦	518,795	￦	537,392
Vehicles		13,542		16,218
Others		18,543		17,101

		550,880		570,711

Right-of-use intangible assets*		9,698		4,626

	￦	560,578	￦	575,337

Lease liabilities*	￦	544,439	￦	559,113

*	Included in property and equipment, intangible assets and other liabilities.

Amounts recognized in the consolidated statements of comprehensive income related to lease for the years ended December 31, 2019 and 2020, are as follows:

	2019		2020
	(In millions of Korean won)
Depreciation and amortization of right-of-use assets
Real estate	￦	251,465	￦	246,058
Vehicles		19,594		15,286
Others		10,345		11,342
Intangible assets		9,893		5,026

	￦	291,297	￦	277,712

Interest expenses on the lease liabilities	￦	12,720	￦	13,492
Expense relating to short-term lease		2,209		6,169
Expense relating to leases of low-value assets that are not short-term lease		5,416		7,130
Expense relating to variable lease payments not included in lease liabilities (included in administrative expenses)		15		438

Total cash outflow for lease for the years ended December 31, 2019 and 2020 was ￦ 228,312 million and ￦ 245,151 million, respectively.

Details Of The Finance Lease As A Finance Lessor

The Group as a finance lessor

Total lease investment and the present value of minimum lease payments as of December 31, 2019 and 2020, are as follows:

	December 31, 2019				December 31, 2020
	Total lease investment		Present value of minimum lease payment		Total lease investment		Present value of minimum lease payment
	(In millions of Korean won)
Up to 1 year	￦	654,104	￦	367,937	￦	579,968	￦	354,588
1-5 years		1,085,208		569,939		958,125		551,777
Over 5 years		773		748		—		—

	￦	1,740,085	￦	938,624	￦	1,538,093	￦	906,365

Unearned interest income on finance lease as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Total lease investment	￦	1,740,085	￦	1,538,093
Net lease investment
Present value of minimum lease payments		938,624		906,365
Present value of non-guaranteed residual value		639,075		496,969

		1,577,699		1,403,334

Unearned interest income	￦	162,386	￦	134,759

The Group as an operating lessor

Future minimum lease receipts arising from the non-cancellable lease contracts as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Minimum lease receipts
Up to 1 year	￦	577,490	￦	792,935
1-5 years		1,432,354		1,727,498
Over 5 years		682,165		84,733

	￦	2,692,009	￦	2,605,166

Lease Payment Reflected In Profit Or Loss As An Operating Lessee

The lease payment reflected in profit or loss for the year ended December 31, 2018, is as follows:

	2018
	(In millions of Korean won)
Minimum lease payment	￦	221,305
Sublease payment		(1,804)

Total	￦	219,501